CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 38,304,364	$ 105,093,178
Term deposits	25,121,350	16,907,346
Available-for-sale securities	64,755,514	20,013,487
Held-to-maturity securities	26,746,643	24,358,555
Accounts receivables, net of allowance of $316,966 and $684,929 as of December 31, 2014 and 2015	24,484,916	30,244,289
Prepaid expenses and other current assets	24,895,555	$ 19,069,904
Loans to third parties	14,685,980
Loans to related party	32,850,989
Amount due from related party	285,003
Restricted cash	58,466,799	$ 53,375,960
Total current assets	310,597,113	269,062,719
Rental deposits	1,397,233	1,444,524
Property and equipment, net	4,653,874	$ 5,659,191
Long-term investments	4,772,809
Goodwill	84,769,989	$ 90,019,108
Acquired intangible assets, net	$ 12,515,609	55,509,804
Restricted cash		10,885,357
Total assets	$ 418,706,627	432,580,703
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $31,546,430 and $28,062,583 as of December 31, 2014 and 2015, respectively)	28,074,663	31,599,317
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $13,469,803 and $14,946,594 as of December 31, 2014 and 2015, respectively)	16,024,243	16,580,351
Short-term bank loans (including short-term bank loans of the consolidated VIEs without recourse to the Company of $nil and $nil as of December 31, 2014 and 2015, respectively)	49,962,510	42,428,890
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $4,622,404 and $7,887,744 as of December 31, 2014 and 2015, respectively)	7,917,350	4,652,010
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $1,223,526 and $195,846 as of December 31, 2014 and 2015, respectively)	4,966,845	5,529,899
Total current liabilities	$ 106,945,611	$ 100,790,467
Commitments and contingencies (Note 26)
Long-term liabilities (including long-term liabilities of the consolidated VIEs without recourse to the Company of $9,860,000 and $nil as of December 31, 2014 and 2015, respectively)		$ 9,860,000
Total liabilities	$ 106,945,611	110,650,467
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,882,073,063 and 1,884,133,063 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	943	942
Additional paid-in capital	166,874,541	162,687,212
Warrants	3,346,000	5,548,000
Accumulated other comprehensive income	61,603,388	57,531,228
Statutory reserves	11,467,537	11,467,537
Retained earnings	68,468,607	84,695,317
Total shareholders' equity	311,761,016	321,930,236
Total liabilities and shareholders' equity	$ 418,706,627	$ 432,580,703